Statement of Changes in Net Assets Available for Benefits	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 001 ADNT
Additions
Plan's interest in Adient US LLC Defined Contribution Master Trust for Employee Savings Plans investment income (Note 3)	$ 146,558,770
Interest on notes receivable from participants	1,342,003
Contributions:
Participants	33,574,126
Participant rollovers	2,134,092
Employer	24,880,804
Total additions	208,489,795
Deductions
Distributions and withdrawals	106,702,160
Administrative expenses	866,314
Total deductions	107,568,474
Net increases	100,921,321
Net assets available for benefits, beginning of year	953,576,937
Net assets available for benefits, end of year	1,054,498,258
EBP 001 AVZR
Additions
Plan's interest in Adient US LLC Defined Contribution Master Trust for Employee Savings Plans investment income (Note 3)	4,933,813
Interest on notes receivable from participants	115,090
Contributions:
Participants	2,828,476
Participant rollovers	103,822
Employer	3,436,947
Total additions	11,418,148
Deductions
Distributions and withdrawals	6,426,434
Administrative expenses	88,690
Total deductions	6,515,124
Net increases	4,903,024
Net assets available for benefits, beginning of year	33,533,243
Net assets available for benefits, end of year	38,436,267
EBP 002
Additions
Plan's interest in Adient US LLC Defined Contribution Master Trust for Employee Savings Plans investment income (Note 3)	12,867,223
Interest on notes receivable from participants	274,549
Contributions:
Participants	4,608,002
Participant rollovers	64,076
Employer	5,881,844
Total additions	23,695,694
Deductions
Distributions and withdrawals	11,387,528
Administrative expenses	151,097
Total deductions	11,538,625
Net increases	12,157,069
Net assets available for benefits, beginning of year	83,649,109
Net assets available for benefits, end of year	95,806,178
EBP 003
Additions
Plan's interest in Adient US LLC Defined Contribution Master Trust for Employee Savings Plans investment income (Note 3)	4,393,912
Interest on notes receivable from participants	119,986
Contributions:
Participants	1,194,173
Participant rollovers	67,665
Employer	1,286,410
Total additions	7,062,146
Deductions
Distributions and withdrawals	4,243,351
Administrative expenses	100,746
Total deductions	4,344,097
Net increases	2,718,049
Net assets available for benefits, beginning of year	29,802,109
Net assets available for benefits, end of year	$ 32,520,158